Customer and Supplier Concentrations (Details)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	32.70%	45.60%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	30.80%	48.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.60%	23.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	14.20%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	12.60%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	12.20%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	12.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	42.40%	42.20%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	16.10%	12.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	34.30%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		80.50%